Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - (Additional Information) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 1,249,999,800
Gain from disposition of unlisted equity linked note	$ 145,162,859
Investment E [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Equity Method Investment, Ownership Percentage	19.20%
Extinguishment of Debt, Amount	$ 556,161,528
Listed Equity Shares [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Unrealized gain on stock loan	324,855,300	334,699,400
Listed Equity Shares [member] | Stock Loan [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Fair value of listed equity shares	$ 878,483,400	$ 1,200,980,200